VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		Communication Services: 2.3%
1,400		Cable One, Inc.	$982,800	0.3
9,860		Electronic Arts, Inc.	1,187,637	0.4
135,345		Entravision Communications Corp.	818,837	0.2
90,282		Fox Corp. - Class B	2,826,730	0.9
17,129		Omnicom Group	1,615,950	0.5
12,901		Townsquare Media, Inc.	103,208	0.0
			7,535,162	2.3

		Consumer Discretionary: 7.4%
70,269	(1)	Accel Entertainment, Inc.	640,151	0.2
17,767		Advance Auto Parts, Inc.	2,160,645	0.7
69,709		BorgWarner, Inc.	3,423,409	1.1
9,343		Boyd Gaming Corp.	599,073	0.2
24,060		Brunswick Corp.	1,972,920	0.6
18,798	(1)	Capri Holdings Ltd.	883,506	0.3
1,143	(1)	Cavco Industries, Inc.	363,177	0.1
53,814		Cie Generale des Etablissements Michelin SCA	1,645,009	0.5
29,208	(1)	Dave & Buster's Entertainment, Inc.	1,074,562	0.3
22,213	(1)	Everi Holdings, Inc.	380,953	0.1
17,293	(1)	Malibu Boats, Inc.	976,190	0.3
30,635	(1)	MarineMax, Inc.	880,756	0.3
3,323	(1)	Mohawk Industries, Inc.	333,031	0.1
25,826	(1),(2)	OneWater Marine, Inc.	722,353	0.2
17,425	(1)	Penn Entertainment, Inc.	516,825	0.2
6,122		Penske Auto Group, Inc.	868,161	0.3
13,203	(1)	Red Robin Gourmet Burgers, Inc.	189,067	0.0
32,350	(1)	Skyline Champion Corp.	2,433,691	0.7
19,955		Sodexo SA	1,949,026	0.6
31,372	(1)	Solo Brands, Inc.	225,251	0.1
31,055		Tapestry, Inc.	1,338,781	0.4
30,202	(1)	Vizio Holding Corp.	277,254	0.1
			23,853,791	7.4

		Consumer Staples: 6.9%
124,072		Conagra Brands, Inc.	4,660,144	1.5
26,823	(1)	Dollar Tree, Inc.	3,850,442	1.2
41,391		Edgewell Personal Care Co.	1,755,806	0.5
12,554		JM Smucker Co.	1,975,623	0.6
24,438		Kimberly-Clark Corp.	3,280,068	1.0
137,817		Koninklijke Ahold Delhaize NV	4,708,556	1.5
29,579		Spectrum Brands Holdings, Inc.	1,958,722	0.6
			22,189,361	6.9

		Energy: 4.5%
83,097		Baker Hughes Co.	2,398,180	0.7
56,078		ChampionX Corp.	1,521,396	0.5
30,376		Devon Energy Corp.	1,537,329	0.5
13,020		Diamondback Energy, Inc.	1,759,913	0.6
28,921	(1)	Earthstone Energy, Inc.	376,262	0.1
120,298	(3)	Enterprise Products Partners L.P.	3,115,718	1.0
22,081	(2)	Enviva, Inc.	637,699	0.2
55,054		EQT Corp.	1,756,773	0.5
25,818		Magnolia Oil & Gas Corp.	564,898	0.2
6,646		Phillips 66	673,772	0.2
			14,341,940	4.5

		Financials: 21.6%
27,232		Aflac, Inc.	1,757,009	0.6
44,123		Allstate Corp.	4,889,270	1.5
23,833		A-Mark Precious Metals, Inc.	825,813	0.3
2,569		Ameriprise Financial, Inc.	787,398	0.3
25,247		Ameris Bancorp.	923,535	0.3
29,696		Axis Capital Holdings Ltd.	1,619,026	0.5
109,195		Bank of New York Mellon Corp.	4,961,821	1.5
29,856		BankUnited, Inc.	674,148	0.2
102,695		Capitol Federal Financial, Inc.	691,137	0.2
1,713		Chubb Ltd.	332,630	0.1
5,490		Comerica, Inc.	238,376	0.1
81,235		Compass Diversified Holdings	1,549,964	0.5
19,725		ConnectOne Bancorp, Inc.	348,738	0.1
24,779		CVB Financial Corp.	413,314	0.1
22,510	(1)	Donnelley Financial Solutions, Inc.	919,759	0.3
7,761		Enact Holdings, Inc.	177,416	0.1
9,298	(1)	Euronet Worldwide, Inc.	1,040,446	0.3
57,654		EVERTEC, Inc.	1,945,822	0.6
139,383		First BanCorp. Puerto Rico	1,591,754	0.5
129,106		First Hawaiian, Inc.	2,663,457	0.8
26,301		First Interstate Bancsystem, Inc.	785,348	0.2
12,747		First Merchants Corp.	420,014	0.1
5,185		First Mid Bancshares, Inc.	141,136	0.0
152,025		FNB Corp.	1,763,490	0.6
14,695		Hanover Insurance Group, Inc.	1,888,307	0.6
75,254		Home Bancshares, Inc./Conway AR	1,633,764	0.5
13,739		Independent Bank Group, Inc.	636,803	0.2
74,799		Northern Trust Corp.	6,592,036	2.1
143,395		Old National Bancorp.	2,067,756	0.6
13,667		Origin Bancorp, Inc.	439,394	0.1
42,118		Pacific Premier Bancorp, Inc.	1,011,674	0.3
11,736		PacWest Bancorp	114,191	0.0
21,193		Patria Investments Ltd.	313,656	0.1
13,142		Premier Financial Corp.	272,434	0.1
41,383		Prosperity Bancshares, Inc.	2,545,882	0.8
21,809		Provident Financial Services, Inc.	418,297	0.1
7,082		QCR Holdings, Inc.	310,971	0.1
17,001		Reinsurance Group of America, Inc.	2,257,053	0.7
5,733		Selective Insurance Group	546,527	0.2
25,688		SouthState Corp.	1,830,527	0.6
30,810		T. Rowe Price Group, Inc.	3,478,449	1.1
14,485		TowneBank/Portsmouth VA	386,025	0.1
94,377		Truist Financial Corp.	3,218,256	1.0
19,606		UMB Financial Corp.	1,131,658	0.4

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

46,317		US Bancorp	1,669,728	0.5
145,783		Valley National Bancorp	1,347,035	0.4
31,832		Veritex Holdings, Inc.	581,252	0.2
16,752		Westamerica Bancorp.	742,114	0.2
11,628		Willis Towers Watson PLC	2,702,115	0.8
			69,596,725	21.6

		Health Care: 11.0%
18,788		AmerisourceBergen Corp.	3,008,147	0.9
1,653	(1)	AMN Healthcare Services, Inc.	137,133	0.1
15,079		Baxter International, Inc.	611,604	0.2
4,168		Becton Dickinson & Co.	1,031,747	0.3
20,551		Cardinal Health, Inc.	1,551,600	0.5
18,941	(1)	Centene Corp.	1,197,261	0.4
42,657		Dentsply Sirona, Inc.	1,675,567	0.5
74,778		Embecta Corp.	2,102,757	0.7
14,310	(1)	Enovis Corp.	765,442	0.2
45,744	(1)	Envista Holdings Corp.	1,870,015	0.6
50,061	(1)	Henry Schein, Inc.	4,081,974	1.3
7,501	(1)	Hologic, Inc.	605,331	0.2
11,632		Laboratory Corp. of America Holdings	2,668,613	0.8
20,917		Patterson Cos., Inc.	559,948	0.2
23,062		Quest Diagnostics, Inc.	3,262,812	1.0
25,690		Universal Health Services, Inc.	3,265,199	1.0
53,248		Zimmer Biomet Holdings, Inc.	6,879,641	2.1
12,086	(1)	Zimvie, Inc.	87,382	0.0
			35,362,173	11.0

		Industrials: 15.1%
5,292		Barrett Business Services, Inc.	469,083	0.1
62,466	(1)	Beacon Roofing Supply, Inc.	3,676,124	1.1
28,475		Brink's Co.	1,902,130	0.6
10,752	(1)	Ceco Environmental Corp.	150,421	0.1
48,899		Cie de Saint-Gobain	2,779,607	0.9
5,256		Cummins, Inc.	1,255,553	0.4
40,924		Deluxe Corp.	654,784	0.2
79,057	(1)	DIRTT Environmental Solutions	42,137	0.0
15,603	(1)	DXP Enterprises, Inc.	420,033	0.1
5,219	(1)	Dycom Industries, Inc.	488,759	0.2
42,487		Emerson Electric Co.	3,702,317	1.2
5,429		Esab Corp.	320,691	0.1
82,699	(1)	Gates Industrial Corp. PLC	1,148,689	0.4
23,919	(1)	GMS, Inc.	1,384,671	0.4
41,240	(1)	Hayward Holdings, Inc.	483,333	0.2
100,469		Heartland Express, Inc.	1,599,466	0.5
107,140	(1)	Hillman Solutions Corp.	902,119	0.3
13,775		Huntington Ingalls Industries, Inc.	2,851,701	0.9
12,713	(1)	IBEX Holdings Ltd.	310,197	0.1
86,201		IMI PLC	1,631,672	0.5
51,301	(1)	KAR Auction Services, Inc.	701,798	0.2
7,309		Karat Packaging, Inc.	97,429	0.0
25,010		Korn Ferry	1,294,017	0.4
11,123		Legrand S.A.	1,016,339	0.3
19,089	(1)	Leonardo DRS, Inc.	247,584	0.1
17,574		Loomis AB	602,098	0.2
12,739		Luxfer Holdings PLC	215,289	0.1
455		Luxfer Holdings PLC ADR	7,690	0.0
43,597		MSC Industrial Direct Co.	3,662,148	1.1
35,183		nVent Electric PLC	1,510,758	0.5
46,788		Oshkosh Corp.	3,891,826	1.2
7,726		Republic Services, Inc.	1,044,710	0.3
111,867		Southwest Airlines Co.	3,640,152	1.1
17,550		Tecnoglass, Inc.	736,398	0.2
19,720		Timken Co.	1,611,518	0.5
18,207		Vinci SA	2,087,304	0.6
			48,540,545	15.1

		Information Technology: 7.8%
1,410		Advanced Energy Industries, Inc.	138,180	0.0
27,716		Amdocs Ltd.	2,661,567	0.8
4,202		Applied Materials, Inc.	516,132	0.2
37,605		Avnet, Inc.	1,699,746	0.5
5,212		Belden, Inc.	452,245	0.1
66,634	(1),(2)	Coherent Corp.	2,537,423	0.8
14,549	(1)	Cohu, Inc.	558,536	0.2
33,170		Corning, Inc.	1,170,237	0.4
34,492	(1)	Digital Turbine, Inc.	426,321	0.1
17,386	(1)	F5, Inc.	2,532,966	0.8
69,442		HP, Inc.	2,038,123	0.6
51,609		Juniper Networks, Inc.	1,776,382	0.5
31,461		Kulicke & Soffa Industries, Inc.	1,657,680	0.5
6,353		MKS Instruments, Inc.	563,003	0.2
18,948		TE Connectivity Ltd.	2,485,030	0.8
53,024	(1)	Teradata Corp.	2,135,807	0.7
6,068		Teradyne, Inc.	652,371	0.2
42,250		Vontier Corp.	1,155,115	0.4
			25,156,864	7.8

		Materials: 5.2%
35,897		Akzo Nobel NV	2,807,683	0.9
210,779		Amcor PLC	2,398,665	0.8
65,993	(1)	Axalta Coating Systems Ltd.	1,998,928	0.6
16,936		Element Solutions, Inc.	327,035	0.1
92,235		Graphic Packaging Holding Co.	2,351,070	0.7
15,781		Minerals Technologies, Inc.	953,488	0.3
28,764		Packaging Corp. of America	3,993,306	1.2
76,466		Pactiv Evergreen, Inc.	611,728	0.2
18,907		Sonoco Products Co.	1,153,327	0.4
			16,595,230	5.2

		Real Estate: 7.1%
23,790		CareTrust REIT, Inc.	465,808	0.1
22,691	(2)	Easterly Government Properties, Inc.	311,774	0.1
2,504		Equinix, Inc.	1,805,484	0.6
11,316		Essex Property Trust, Inc.	2,366,628	0.7
31,823		Four Corners Property Trust, Inc.	854,766	0.3
2,579	(2)	Getty Realty Corp.	92,921	0.0
129,252		Healthpeak Properties, Inc.	2,839,667	0.9
25,776		Highwoods Properties, Inc.	597,745	0.2
38,274		Kite Realty Group Trust	800,692	0.3
8,745		National Health Investors, Inc.	451,067	0.1
16,170		NETSTREIT Corp.	295,588	0.1
48,213		Physicians Realty Trust	719,820	0.2

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

7,424		Public Storage, Inc.	2,243,087	0.7
51,472		Realty Income Corp.	3,259,207	1.0
46,882		Regency Centers Corp.	2,868,241	0.9
46,629		Summit Hotel Properties, Inc.	326,403	0.1
29,886		UMH Properties, Inc.	442,014	0.1
8,304		VICI Properties, Inc.	270,877	0.1
19,920		Weyerhaeuser Co.	600,190	0.2
16,387	(2)	WP Carey, Inc.	1,269,173	0.4
			22,881,152	7.1

		Utilities: 7.0%
7,013		ALLETE, Inc.	451,427	0.1
10,575		Atmos Energy Corp.	1,188,207	0.4
25,229		Duke Energy Corp.	2,433,842	0.8
72,671		Edison International	5,129,846	1.6
19,936		Evergy, Inc.	1,218,488	0.4
13,369		Eversource Energy	1,046,258	0.3
3,839		Northwest Natural Holding Co.	182,583	0.1
62,825		NorthWestern Corp.	3,635,054	1.1
22,952		Pinnacle West Capital Corp.	1,818,716	0.6
13,036		Southwest Gas Holdings, Inc.	814,098	0.2
64,049		Spire, Inc.	4,492,397	1.4
			22,410,916	7.0

		Total Common Stock
		(Cost $313,501,440)	308,463,859	95.9

EXCHANGE-TRADED FUNDS: 1.7%
51,895		iShares Russell Mid-Cap Value ETF	5,511,249	1.7

		Total Exchange-Traded Funds
		(Cost $5,451,137)	5,511,249	1.7

PREFERRED STOCK: 0.8%
		Consumer Staples: 0.8%
30,766		Henkel AG & Co. KGaA	2,406,958	0.8

		Total Preferred Stock
		(Cost $2,014,672)	2,406,958	0.8

OTHER(4): –%
		Consumer, Non-cyclical: –%
6,778	(2),(5),(6)	The Fresh Market Holdings, Inc.	–	–

		Total Other
		(Cost $–)	–	–

		Total Long-Term Investments
		(Cost $320,967,249)	316,382,066	98.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
		Repurchase Agreements: 0.8%
1,000,000	(7)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,000,396, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $1,020,000, due 11/01/49-02/01/51)	1,000,000	0.3
590,682	(7)	Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $590,916, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $602,496, due 12/26/24-03/20/53)	590,682	0.2
1,000,000	(7)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,000,396, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $1,020,000, due 04/06/23-02/20/53)	1,000,000	0.3

		Total Repurchase Agreements
		(Cost $2,590,682)	2,590,682	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
4,709,372	(8) BlackRock Liquidity Funds, FedFund, Institutional Class, 4.720%
	(Cost $4,709,372)	4,709,372	1.5

	Total Short-Term Investments
	(Cost $7,300,054)	7,300,054	2.3

	Total Investments in Securities (Cost $328,267,303)	$323,682,120	100.7
	Liabilities in Excess of Other Assets	(2,095,849)	(0.7)
	Net Assets	$321,586,271	100.0

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Security is a Master Limited Partnership.
(4)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2023, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of March 31, 2023.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$7,535,162	$–	$–	$7,535,162
Consumer Discretionary	20,259,756	3,594,035	–	23,853,791
Consumer Staples	17,480,805	4,708,556	–	22,189,361
Energy	14,341,940	–	–	14,341,940
Financials	69,596,725	–	–	69,596,725
Health Care	35,362,173	–	–	35,362,173
Industrials	40,423,525	8,117,020	–	48,540,545
Information Technology	25,156,864	–	–	25,156,864
Materials	13,787,547	2,807,683	–	16,595,230
Real Estate	22,881,152	–	–	22,881,152
Utilities	22,410,916	–	–	22,410,916
Total Common Stock	289,236,565	19,227,294	–	308,463,859
Exchange-Traded Funds	5,511,249	–	–	5,511,249
Preferred Stock	–	2,406,958	–	2,406,958
Other	–	–	–	–
Short-Term Investments	4,709,372	2,590,682	–	7,300,054
Total Investments, at fair value	$299,457,186	$24,224,934	$–	$323,682,120
Other Financial Instruments+
Forward Foreign Currency Contracts	–	3,330	–	3,330
Total Assets	$299,457,186	$24,228,264	$–	$323,685,450
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(156,101)	$–	$(156,101)
Total Liabilities	$–	$(156,101)	$–	$(156,101)

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2023, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,348,607	GBP 1,097,597	Bank of America N.A.	06/30/23	$(7,721)
USD 38,087	GBP 30,774	Bank of America N.A.	06/30/23	(207)
EUR 664,338	USD 720,883	JPMorgan Chase Bank N.A.	06/30/23	3,198
USD 16,625,488	EUR 15,389,696	JPMorgan Chase Bank N.A.	06/30/23	(148,173)
USD 509,459	SEK 5,262,128	UBS AG	06/30/23	132
				$(152,771)

Currency Abbreviations
EUR	-	EU Euro
GBP	-	British Pound
SEK	-	Swedish Krona
USD	-	United States Dollar

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $331,943,741.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$19,176,187
Gross Unrealized Depreciation	(27,591,009)
Net Unrealized Depreciation	$(8,414,822)